Variable Interest Entities (Assets and Liabilities of Non-consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Variable Interest Entity [Line Items]
Total assets	¥ 425,581,652	¥ 405,940,211	¥ 397,820,570
Total liabilities	404,741,595	386,690,473
Non-consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	571,998,598	466,923,252
Maximum exposure	44,884,368	34,767,905
Total assets	33,203,160	25,468,114
Trading account assets	3,155,980	2,752,320
Investment securities	4,652,941	3,982,836
Loans	25,066,738	18,204,747
All other assets	327,501	528,211
Total liabilities	340,276	260,181
All other liabilities	340,276	260,181
Non-consolidated VIEs | Asset-backed conduits
Variable Interest Entity [Line Items]
Total assets	34,688,573	31,849,272
Maximum exposure	9,656,449	9,236,883
Total assets	8,072,236	7,249,130
Trading account assets	71,011	27,429
Investment securities	2,149,099	2,221,035
Loans	5,852,126	5,000,666
All other assets	0	0
Total liabilities	941	1,118
All other liabilities	941	1,118
Non-consolidated VIEs | Investment funds
Variable Interest Entity [Line Items]
Total assets	312,054,610	219,612,579
Maximum exposure	12,881,258	7,752,891
Total assets	8,626,932	4,707,766
Trading account assets	254,174	189,956
Investment securities	380,439	184,096
Loans	7,824,583	4,099,421
All other assets	167,736	234,293
Total liabilities	20,056	11,684
All other liabilities	20,056	11,684
Non-consolidated VIEs | Special purpose entities created for structured financing
Variable Interest Entity [Line Items]
Total assets	101,692,424	78,811,641
Maximum exposure	12,595,698	8,945,829
Total assets	8,206,530	6,134,534
Trading account assets	83,649	111,542
Investment securities	85,771	78,102
Loans	8,000,862	5,926,307
All other assets	36,248	18,583
Total liabilities	307,841	235,770
All other liabilities	307,841	235,770
Non-consolidated VIEs | Repackaged instruments
Variable Interest Entity [Line Items]
Total assets	10,564,253	8,162,093
Maximum exposure	5,348,759	4,431,963
Total assets	5,216,341	4,282,437
Trading account assets	2,578,422	2,120,466
Investment securities	1,972,939	1,439,837
Loans	664,980	559,491
All other assets	0	162,643
Total liabilities	42	0
All other liabilities	42	0
Non-consolidated VIEs | Other
Variable Interest Entity [Line Items]
Total assets	112,998,738	128,487,667
Maximum exposure	4,402,204	4,400,339
Total assets	3,081,121	3,094,247
Trading account assets	168,724	302,927
Investment securities	64,693	59,766
Loans	2,724,187	2,618,862
All other assets	123,517	112,692
Total liabilities	11,396	11,609
All other liabilities	¥ 11,396	¥ 11,609